Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Quantitative Information Right Of Use Assets
(1)	Right-of-use assets

December 31, 2019
(in thousands)
Carrying amount of right-of-use assets
Land	$11,595,815
Buildings	575,724
Other equipment	36,229
$12,207,768

For the year ended December 31, 2019
(in thousands)
Additions to right-of-use assets	$192,655

Depreciation charge for right-of-use assets
Land	$566,982
Buildings	238,969
Other equipment	66,590
$872,541

Schedule of Quantitative Information Lease liabilities
(2)	Lease liabilities

	December 31, 2019
	Future minimum lease payments	Interests	Present value of minimum lease payments
	(in thousands)
Less than one year	$879,518	197,151	682,367
Between one and five years	2,874,682	678,576	2,196,106
More than five years	9,588,087	1,375,483	8,212,604
	$13,342,287	2,251,210	11,091,077
Lease liabilities－current			$682,367
Lease liabilities－noncurrent			$10,408,710

Schedule of Additional Information about Lease

The amounts recognized in profit or loss during the lease term were as follows:

For the year ended December 31, 2019
(in thousands)
Expenses relating to short-term leases	$15,832
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	$315

Schedule of Maturity Analysis of Discounted Operating Lease Receivable

The maturity analysis of undiscounted operating lease receivable for the abovementioned assets are as follows:

December 31, 2019
(in thousands)

Year 1	$110,905
Year 2	110,316
Year 3	110,025
Year 4	106,272
Year 5	105,721
Year 6 onwards	2,079,849
Total undiscounted operating lease receivable	$2,623,088